LOSS PER SHARE - Computation of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$ (59,602)	$ (9,548)	$ (8,723)
Denominator:
Weighted average number of shares used in calculating net loss per ordinary share -basic and diluted	134,495,549	137,641,562	127,180,801
Net loss per ordinary share-basic and diluted (in dollars per share)	$ (0.44)	$ (0.07)	$ (0.07)